Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Component of income tax expenses
Current tax expense		¥ 2,035,822	¥ 1,420,693	¥ 780,077
Deferred tax (benefit)/expense		66,676	(147,285)	(117,342)
Income tax expenses	$ 302,823	¥ 2,102,498	¥ 1,273,408	¥ 662,735
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)	(0.80%)	(0.80%)	(1.50%)	(1.40%)
Effect due to overseas tax-exempt entities (as a percent)	(0.10%)	(0.10%)	(0.30%)	1.30%
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs (as a percent)	(13.30%)	(13.30%)	(11.60%)	(15.00%)
Change in valuation allowance (as a percent)	1.40%	1.40%	1.90%	(0.10%)
Effect of withholding income tax (as a percent)	2.90%	2.90%	2.20%	2.30%
Effective income tax rate (as a percent)	15.10%	15.10%	15.70%	12.10%
Net operating tax loss carry forwards
Net operating tax loss carry forwards		¥ 902,177
2017
Net operating tax loss carry forwards
Net operating tax loss carry forwards		152,352
2018
Net operating tax loss carry forwards
Net operating tax loss carry forwards		142,616
2019
Net operating tax loss carry forwards
Net operating tax loss carry forwards		145,816
2020
Net operating tax loss carry forwards
Net operating tax loss carry forwards		124,434
2021
Net operating tax loss carry forwards
Net operating tax loss carry forwards		¥ 336,959